UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2010
                                               ----------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
          ----------------------------------------------------------------------
Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      07-30-2010
--------------------------------    -------------                     ----------
           [Signature]              [City, State]                       [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 72
                                        -------------------

Form 13F Information Table Value Total: $440,777
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 6/30/10

           ITEM 1:           ITEM 2:         ITEM 3:      ITEM 4:       ITEM 5:         ITEM 6:                      ITEM 8:
       NAME OF ISSUER     TITLE OF CLASS  CUSIP NUMBER  MARKET VALUE    SHARES   INVESTMENT DISCRETION           VOTING AUTHORITY
                                                         ($ 000'S)               SOLE   SHARED   OTHER      SOLE      SHARED   OTHER
3M CO COM                    COMMON         88579Y101          2,667     33,767    X                       7,297     26,470
ACCENTURE LTD SHS CL         COMMON         G1150G111          2,771     71,696    X                      15,332     56,364
AKZO NOBEL N V ADR SP        FOREIGN        010199305          9,720    184,529    X                      34,260    150,269
ALLIANZ AKTIENEGESELLS       FOREIGN         18805101          7,238    724,013    X                     128,736    595,277
ASTRAZENECA PLC ADR S        FOREIGN        046353108          8,204    174,079    X                      33,194    140,885
AXA ADR SPONSORED            FOREIGN        54536107           7,394    473,613    X                      88,023    385,590
BANCO SANTANDER CENT         FOREIGN        05964H105          7,605    724,328    X                     136,146    588,182
BHP BILLITON LTD SPON        FOREIGN        088606108          8,601    138,748    X                      25,636    113,112
CANON INC ADR                FOREIGN        138006309         13,187    353,456    X                      64,643    288,813
C.R. BARD INC                COMMON         67383109        1,810.22     23,347    X                       6,363     16,984
CRH PLC ADR                  FOREIGN        12626K203         11,127    532,406    X                      96,492    435,914
DANSKE BK A/S ADR            FOREIGN        236363107          6,323    651,139    X                     118,082    533,057
DIAGEO PLC ADR SPONSO        FOREIGN        25243Q205         17,345    276,462    X                      52,857    223,605
ENI S P A ADR SPONSOR        FOREIGN        26874R108         11,274    308,468    X                      56,864    251,604
ERICSSON L M TEL CO A        FOREIGN        294821608         11,097  1,007,022    X                     181,138    825,884
EXXON MOBIL                  COMMON         30231G102          7,609    133,327    X                     107,258     26,069
FRANCE TELECOM ADR SP        FOREIGN        35177Q105         10,272    593,442    X                     108,349    485,093
GIVAUDAN                     FOREIGN        37636P108          7,896    465,820    X                      86,790    379,030
GENERAL ELEC CO              COMMON         369604103          2,206    153,016    X                      33,689    119,327
GLAXOSMITHKPLC ADR SP        FOREIGN        37733W105         15,125    444,718    X                      87,053    357,665
HSBC HLDGS PLC ADR SP        FOREIGN        404280406         11,865    260,252    X                      47,482    212,770
I B M                        COMMON         459200101          2,629     21,290    X                       4,774     16,516
IMPERIAL TOBACCO             COMMON         456837103         10,693    190,181    X                      36,886    153,295
ISHARES TR MSCIE EAFE        FOREIGN        464287465            781     16,787    X                           -     16,787
JP MORGAN CHASE              COMMON         46625H100          1,559     42,571    X                       9,306     33,265
JOHNSON & JOHNSON            COMMON         478160104          2,295     38,857    X                       8,563     30,294
KAO CORP SPNS ADR            FOREIGN        485537302          8,134    343,912    X                      62,147    281,765
MEDTRONIC INC COM            COMMON         585055106          1,767     48,722    X                      10,754     37,968
MICROSOFT                    COMMON         594918104          1,925     83,672    X                      17,508     66,164
MITSUBISHI UFJ FINL G        FOREIGN        606822104         12,145  2,663,395    X                     497,104  2,166,291
NESTLE S A ADR SPON R        FOREIGN        641069406         14,878    307,345    X                      56,695    250,650
NINTENDO CO. LTD ADR         COMMON         654445303          8,975    241,112    X                      40,876    200,236
NOKIA CORP ADR SPONSO        FOREIGN        654902204          4,986    611,801    X                     108,600    503,201
NOVARTIS AG SPONSORED        FOREIGN        66987V109         17,421    360,537    X                      68,716    291,821
PEPSICO INC                  COMMON         713448108          2,878     47,209    X                      13,743     33,466
PFIZER INC                   COMMON         717081103          1,955    137,118    X                      32,899    104,219
PROCTER & GAMBLE COMP        COMMON         742718109          2,706     45,109    X                       9,743     35,366
REED ELSEVIER PLC            COMMON         758205207          7,977    272,243    X                      48,685    223,558
ROCHE HLDG LTD SPONSO        FOREIGN        771195104         12,073    349,256    X                      65,476    283,780
ROYAL DUTCH SHELL PLC        FOREIGN        780259206         13,052    259,904    X                      48,148    211,756
SANOFI-AVENTIS ADR           FOREIGN        80105N105         15,328    509,907    X                      99,766    410,141
SAP AG ADR SPON              FOREIGN        803054204         11,991    270,666    X                      49,223    221,443
SOCIETE GENERALE FRAN        FOREIGN        83364L109          7,171    853,401    X                     154,145    699,256
SYNGENTA AG ADR SPONS        FOREIGN        87160A100          8,754    190,934    X                      35,453    155,481
TARGET CORP COM              COMMON         87612E106          2,322     54,183    X                      16,156     31,064
TELEFONICA S A ADR SP        FOREIGN        879382208          6,607    118,976    X                      20,953     98,023
TNT N V SPON ADR             FOREIGN        87260W101         10,944    429,965    X                      78,313    351,652
TOTAL FINA ELF S A AD        FOREIGN        89151E109         10,945    245,179    X                      47,846    197,333
UBS AG NEW                   FOREIGN        H89231338          6,667    504,321    X                      92,797    411,524
UNILEVER PLC ADR SPON        FOREIGN        904767704         14,074    526,511    X                      97,579    428,932
VODAFONE GROUP INC           FOREIGN        92857W100          9,282    449,062    X                      78,429    370,633
WELLPOINT INC COM            COMMON         94973V107          1,754     35,849    X                       6,898     28,951
WPP PLC                      FOREIGN        92933H101         16,813    359,168    X                     131,408    227,760
ZIMMER HLDGS INC COM         COMMON         98956P102          1,722     31,864    X                       6,153     25,711
ADOBE SYSTEMS INC            COMMON         00721F101            219      8,300    X                       7,814                 486
ALLERGAN                     COMMON         018490102            222      3,808    X                       3,586                 222
APPLE INC                    COMMON         037833100            525      2,086    X                       1,963                 123
CELGENE CORP                 COMMON         151020104            630     12,395    X                      11,669                 726
CISCO SYSTEMS INC.           COMMON         17275R102            295     13,849    X                      13,043                 806
COGNIZANT TECH SOLUTIONS     COMMON         192446102            425      8,495    X                       8,007                 488
DOLBY LABORATORIES INC.      COMMON         25659T107            331      5,279    X                       5,022                 257
EXPEDITORS INTL OF WASH INC  COMMON         302130109            395     11,444    X                      10,864                 580
F5 NETWORKS                  COMMON         315616102            275      4,006    X                       3,829                 177
GEN-PROBE INC.               COMMON         36866T103            313      6,908    X                       6,568                 340
GOOGLE INC.                  COMMON         38259P508            431        968    X                         912                  56
MCDONALDS CORP               COMMON         580135101            257      3,898    X                       3,672                 226
NETAPP INC.                  COMMON         64110D104            433     11,591    X                      10,997                 594
PRAXAIR INC.                 COMMON         74005P104            237      3,117    X                       2,933                 184
PRICELINE                    COMMON         741503403            279      1,583    X                       1,492                  91
SCHLUMBERGER                 COMMON         806857108            279      5,048    X                       4,757                 291
STRYKER CORP                 COMMON         863667101            289      5,765    X                       5,427                 338
VARIAN MEDICAL SYSTEMS INC.  COMMON         92220P105            401      7,658    X                       6,158                 380

TOTAL                                     72                 440,777